Label	Element	Value
Angel Oak Mortgage-Backed Securities ETF | Federal Home Loan Mortgage Corp., Pool 000TBA
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	6.80%
Angel Oak Mortgage-Backed Securities ETF | Federal Home Loan Mortgage Corp.
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	4.20%
Angel Oak Mortgage-Backed Securities ETF | Sequoia Mortgage Trust, Series 2023-4, Class B2
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	2.70%
Angel Oak Mortgage-Backed Securities ETF | COLT Funding LLC, Series 2026-2, Class A1B
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	2.70%
Angel Oak Mortgage-Backed Securities ETF | Federal Home Loan Mortgage Corp., Pool RB5146
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	2.30%
Angel Oak Mortgage-Backed Securities ETF | Federal Home Loan Mortgage Corp., Pool RA3515
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	2.10%
Angel Oak Mortgage-Backed Securities ETF | RCKT Mortgage Trust, Series 2021-5, Class A1
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	2.10%
Angel Oak Mortgage-Backed Securities ETF | GS Mortgage-Backed Securities Trust, Series 2024-RPL2, Class M1
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	2.00%
Angel Oak Mortgage-Backed Securities ETF | Federal National Mortgage Association, Pool MA4422
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	1.90%
Angel Oak Mortgage-Backed Securities ETF | Federal National Mortgage Association, Pool MA4474
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	1.60%
Angel Oak Mortgage-Backed Securities ETF | AAA
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	22.80%
Angel Oak Mortgage-Backed Securities ETF | AA
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	49.60%
Angel Oak Mortgage-Backed Securities ETF | A
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	11.30%
Angel Oak Mortgage-Backed Securities ETF | BBB
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	9.60%
Angel Oak Mortgage-Backed Securities ETF | BB
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	3.80%
Angel Oak Mortgage-Backed Securities ETF | NR
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	2.90%
Angel Oak Mortgage-Backed Securities ETF | Residential Mortgage-Backed Securities
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	71.00%
Angel Oak Mortgage-Backed Securities ETF | Residential Mortgage-Backed Securities - U.S. Government Agency
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	40.10%
Angel Oak Mortgage-Backed Securities ETF | Money Market Funds
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	0.60%
Angel Oak Mortgage-Backed Securities ETF | Cash & Other_
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(11.70%)